CONSOLIDATED INCOME STATEMENTS - USD ($) shares in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenues		$ 604.4	$ 745.5
Operating expenses		382.7	377.3
Depreciation and depletion		195.4	195.7
Revenue less cost of goods sold		26.3	172.5
Corporate administration		21.3	21.8
Corporate restructuring	$ 2.1	2.1	0.0
Share-based payment expenses		2.6	2.2
Exploration and business development		16.0	11.2
(Loss) income from operations		(15.7)	137.3
Finance income		3.8	0.3
Finance costs		(27.8)	(34.8)
Other (losses) gains		(25.7)	57.5
(Loss) income before taxes		(65.4)	160.3
Income tax expense		(1.4)	(19.7)
Net (loss) earnings		$ (66.8)	$ 140.6
Earnings (loss) per share
Basic (in dollars per share)		$ (0.10)	$ 0.21
Diluted (in dollars per share)		$ (0.10)	$ 0.21
Weighted average number of shares outstanding (in millions)
Basic (in shares)		681.9	680.8
Diluted (in shares)		681.9	682.4